Summary of significant accounting policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 30, 2014
Summary Of Significant Accounting Policies [Line Items]
Number of years between dry-docking for each vessel	5 years
Convertible Series A preferred shares, shares	24,170,531	18,970,531
Series A Preferred Shares [Member]
Summary Of Significant Accounting Policies [Line Items]
Convertible Series A preferred shares, shares			200,000
Vessels [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of each vessel	30 years